DIRECTORS LOAN (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
DIRECTORS LOAN (Details)
Opening balance	$ 648,005	$ 644,642
Principal advances	0	350,000
Principal repayments	0	350,000
Transaction costs	0	(99,191)
Amortization of transaction costs	136,942	102,554	$ 74,642
Closing balance	$ 784,947	$ 648,005	$ 644,642